Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Land and improvements	$718,953	$717,156
Buildings and improvements	2,622,449	2,617,523
Airplane	44,364	44,364
Furniture, fixtures and equipment	1,348,354	1,350,525
Construction in progress	4,228	6,368

	4,738,348	4,735,936
Less: accumulated depreciation	(1,318,568)	(1,206,560)

	$3,419,780	$3,529,376

Property and equipment, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Land and improvements	$717,156	$719,753
Buildings and improvements	2,617,523	2,591,246
Airplane	44,364	44,349
Furniture, fixtures and equipment	1,350,525	1,347,601
Construction in progress	6,368	19,281

	4,735,936	4,722,230
Less: accumulated depreciation	(1,206,560)	(991,019)

	$3,529,376	$3,731,211